Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	OAK ASSOCIATES FUNDS
Entity Central Index Key	0001050918
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000017876
Shareholder Report [Line Items]
Fund Name	Black Oak Emerging Technology Fund
Class Name	Class I
Trading Symbol	BOGSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/black-oak-emerging-technology/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	1.04%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.04%
AssetsNet	$ 54,068,829
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 212,533
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$54,068,829
Number of Portfolio Holdings	31
Advisory Fee	$212,533
Portfolio Turnover	2%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	6.2%
Health Care	4.1%
Consumer Discretionary	6.9%
Industrials	11.7%
Technology	71.1%

C000017877
Shareholder Report [Line Items]
Fund Name	Live Oak Health Sciences Fund
Class Name	Class I
Trading Symbol	LOGSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/live-oak-health-sciences/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.04%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%
AssetsNet	$ 49,453,192
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 185,931
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$49,453,192
Number of Portfolio Holdings	31
Advisory Fee	$185,931
Portfolio Turnover	9%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	3.5%
Health Care	96.5%

C000017874
Shareholder Report [Line Items]
Fund Name	Pin Oak Equity Fund
Class Name	Class I
Trading Symbol	POGSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/pin-oak-equity/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 126,189,746
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 489,092
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$126,189,746
Number of Portfolio Holdings	29
Advisory Fee	$489,092
Portfolio Turnover	2%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	0.5%
Energy	1.3%
Industrials	6.2%
Consumer Discretionary	11.7%
Communications	13.2%
Financials	17.6%
Health Care	20.2%
Technology	29.3%

C000017875
Shareholder Report [Line Items]
Fund Name	Red Oak Technology Select Fund
Class Name	Class I
Trading Symbol	ROGSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/red-oak-technology-select/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
AssetsNet	$ 581,461,595
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 2,371,089
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$581,461,595
Number of Portfolio Holdings	27
Advisory Fee	$2,371,089
Portfolio Turnover	1%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	3.9%
Industrials	2.8%
Consumer Discretionary	11.3%
Communications	12.4%
Technology	69.6%

C000017879
Shareholder Report [Line Items]
Fund Name	River Oak Discovery Fund
Class Name	Class I
Trading Symbol	RIVSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/river-oak-discovery/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.22%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.22%
AssetsNet	$ 19,289,539
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 80,654
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$19,289,539
Number of Portfolio Holdings	28
Advisory Fee	$80,654
Portfolio Turnover	0%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	8.2%
Consumer Staples	2.5%
Consumer Discretionary	3.9%
Health Care	9.1%
Financials	14.4%
Technology	24.3%
Industrials	37.6%

C000017878
Shareholder Report [Line Items]
Fund Name	Rock Oak Core Growth Fund
Class Name	Class I
Trading Symbol	RCKSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/rock-oak-core-growth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
AssetsNet	$ 12,043,666
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 35,108
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,043,666
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$35,108
Portfolio Turnover	7%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	3.2%
Energy	4.2%
Consumer Discretionary	4.6%
Materials	7.8%
Financials	13.8%
Technology	19.2%
Health Care	21.4%
Industrials	25.8%

C000017873
Shareholder Report [Line Items]
Fund Name	White Oak Select Growth Fund
Class Name	Class I
Trading Symbol	WOGSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/strategies/white-oak-select-growth/
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
AssetsNet	$ 388,731,825
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 1,508,707
InvestmentCompanyPortfolioTurnover	0.00%